UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00121
Vanguard Wellington Fund
(Exact name of registrant as specified in charter)

P.O. Box 2600
Valley Forge, PA 19482
(Address of principal executive offices) (Zip code)

John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(610) 669-1000
Date of fiscal year end:
November 30
Date of reporting period:
December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Wellington™ Fund Admiral™ Shares - VWENX

Vanguard Wellington™ Fund Investor Shares - VWELX

Vanguard Wellington™ Fund
Admiral™ Shares (VWENX)
Semiannual Shareholder Report | May 31, 2024

This semiannual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-2739.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%[1]
[1]	Annualized.

This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of May 31, 2024)
Fund Net Assets (in millions)	$111,040
Number of Portfolio Holdings	1,474
Portfolio Turnover Rate	31%
Portfolio Composition % of Net Assets (as of May 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.2%
Common Stocks	64.5%
Corporate Bonds	21.5%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.5%
U.S. Government and Agency Obligations	8.4%
Other Assets and Liabilities—Net	2.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® - vanguard.com
Fund Information - 800-662-7447
Direct Investor Account Services - 800-662-2739
Institutional Investor Services - 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing - 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR521

Vanguard Wellington™ Fund
Investor Shares (VWELX)
Semiannual Shareholder Report | May 31, 2024

This semiannual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-2739.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.25%[1]
[1]	Annualized.

This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of May 31, 2024)
Fund Net Assets (in millions)	$111,040
Number of Portfolio Holdings	1,474
Portfolio Turnover Rate	31%
Portfolio Composition % of Net Assets (as of May 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.2%
Common Stocks	64.5%
Corporate Bonds	21.5%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.5%
U.S. Government and Agency Obligations	8.4%
Other Assets and Liabilities—Net	2.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® - vanguard.com
Fund Information - 800-662-7447
Direct Investor Account Services - 800-662-2739
Institutional Investor Services - 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing - 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR21

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard Wellington™ Fund

Contents
Financial Statements	1

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (64.5%)
Communication Services (6.1%)
*	Alphabet Inc. Class A	24,662,612	4,254,301
	Meta Platforms Inc. Class A	3,671,858	1,714,133
*	Netflix Inc.	609,917	391,335
	T-Mobile US Inc.	2,200,321	384,968
			6,744,737
Consumer Discretionary (7.6%)
*	Amazon.com Inc.	22,576,562	3,983,409
	McDonald's Corp.	4,588,087	1,187,810
	Home Depot Inc.	3,275,260	1,096,786
	TJX Cos. Inc.	9,538,577	983,427
	Tractor Supply Co.	1,782,430	508,509
	Lennar Corp. Class A	2,524,956	404,877
	DR Horton Inc.	2,213,653	327,178
			8,491,996
Consumer Staples (3.2%)
	Procter & Gamble Co.	9,299,983	1,530,219
	Unilever plc	13,306,043	728,680
	Pernod Ricard SA	4,449,210	666,283
	Estee Lauder Cos. Inc. Class A	4,229,330	521,730
	Sysco Corp.	675,670	49,202
			3,496,114
Energy (2.9%)
	Exxon Mobil Corp.	12,953,627	1,518,942
	Diamondback Energy Inc.	2,705,793	539,156
	Phillips 66	3,725,230	529,393
	EQT Corp.	11,570,252	475,422
[1]	Chesapeake Energy Corp.	1,923,616	174,914
			3,237,827
Financials (10.0%)
	JPMorgan Chase & Co.	8,934,510	1,810,400
	Progressive Corp.	7,853,921	1,658,591
	Wells Fargo & Co.	25,895,083	1,551,633
	S&P Global Inc.	3,124,838	1,335,899
	Morgan Stanley	12,986,816	1,270,630
	American Express Co.	3,105,173	745,242
	KKR & Co. Inc.	7,046,079	724,619
	Visa Inc. Class A	2,255,257	614,467
	Nasdaq Inc.	7,755,867	457,829
	Everest Group Ltd.	1,064,064	415,975
	Intercontinental Exchange Inc.	2,437,677	326,405
	Mastercard Inc. Class A	191,824	85,759
*	CVC Capital Partners plc	4,326,900	83,663
			11,081,112
Health Care (8.1%)
	UnitedHealth Group Inc.	4,009,481	1,986,177
	HCA Healthcare Inc.	4,581,098	1,556,428
	Merck & Co. Inc.	10,892,014	1,367,383
	Danaher Corp.	4,204,838	1,079,802
	AstraZeneca plc ADR	13,119,828	1,023,609
	Novartis AG (Registered)	9,400,394	972,922
	Humana Inc.	1,427,310	511,148
	Daiichi Sankyo Co. Ltd.	13,331,785	470,600
			8,968,069
Industrials (4.8%)
	Honeywell International Inc.	4,005,492	809,870
	Republic Services Inc. Class A	3,799,795	703,684
*	Boeing Co.	3,947,945	701,195

Wellington Fund
				Shares	Market Value• ($000)
	Fortive Corp.			8,652,447	644,088
	Parker-Hannifin Corp.			1,145,101	608,644
*	Uber Technologies Inc.			8,738,646	564,167
	Johnson Controls International plc			7,042,745	506,444
	RTX Corp.			3,945,585	425,374
	Deere & Co.			955,442	358,061
					5,321,527
Information Technology (17.5%)
	Microsoft Corp.			13,605,714	5,648,140
	Apple Inc.			19,410,441	3,731,657
	NVIDIA Corp.			2,389,830	2,620,042
	Broadcom Inc.			1,175,629	1,561,882
	KLA Corp.			1,342,399	1,019,592
	Texas Instruments Inc.			4,751,309	926,553
	NXP Semiconductors NV			3,362,059	914,816
	Salesforce Inc.			3,229,613	757,151
	Intuit Inc.			1,206,213	695,309
	Accenture plc Class A			1,443,946	407,612
	ASML Holding NV (Registered) ADR			423,096	406,320
	Intel Corp.			8,990,164	277,347
	CDW Corp.			966,506	216,130
*	ServiceNow Inc.			192,230	126,282
	Corning Inc.			3,150,534	117,389
					19,426,222
Materials (1.6%)
	Glencore plc			190,580,196	1,174,678
	Anglo American plc			19,217,539	622,172
					1,796,850
Real Estate (0.5%)
[1]	Welltower Inc.			5,730,915	594,124
Utilities (2.2%)
	Duke Energy Corp.			10,710,937	1,109,332
	Exelon Corp.			24,834,902	932,550
	American Electric Power Co. Inc.			3,914,516	353,285
					2,395,167
Total Common Stocks (Cost $43,636,893)					71,553,745
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.4%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	0.375%	11/30/25	78,000	72,833
	United States Treasury Note/Bond	4.000%	12/15/25	20,000	19,700
	United States Treasury Note/Bond	4.250%	12/31/25	39,156	38,703
	United States Treasury Note/Bond	0.375%	1/31/26	216,635	200,861
	United States Treasury Note/Bond	4.250%	1/31/26	115,000	113,670
	United States Treasury Note/Bond	4.000%	2/15/26	120,000	118,106
	United States Treasury Note/Bond	4.625%	2/28/26	110,000	109,416
	United States Treasury Note/Bond	4.500%	3/31/26	121,750	120,875
	United States Treasury Note/Bond	4.875%	4/30/26	60,000	59,981
	United States Treasury Note/Bond	1.625%	5/15/26	31,710	29,797
	United States Treasury Note/Bond	4.875%	5/31/26	300,000	300,047
	United States Treasury Note/Bond	4.500%	7/15/26	2,120	2,105
	United States Treasury Note/Bond	4.375%	8/15/26	155,690	154,230
	United States Treasury Note/Bond	0.750%	8/31/26	120,380	110,072
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	104,639
	United States Treasury Note/Bond	2.000%	11/15/26	17,430	16,327
[2]	United States Treasury Note/Bond	4.625%	11/15/26	168,160	167,635
	United States Treasury Note/Bond	4.000%	1/15/27	48,611	47,745
	United States Treasury Note/Bond	4.125%	2/15/27	275,271	271,228
	United States Treasury Note/Bond	4.250%	3/15/27	85,000	84,030
	United States Treasury Note/Bond	2.500%	3/31/27	194,167	183,032
[2]	United States Treasury Note/Bond	2.750%	4/30/27	175,241	166,123
	United States Treasury Note/Bond	4.500%	5/15/27	171,610	170,805
	United States Treasury Note/Bond	2.750%	7/31/27	147,626	139,460

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	48,337
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	34,459
	United States Treasury Note/Bond	4.125%	10/31/27	177,330	174,532
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	22,700
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	65,506
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	39,583
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	54,397
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	18,553
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	11,946
	United States Treasury Note/Bond	4.125%	7/31/28	162,089	159,455
[2]	United States Treasury Note/Bond	4.375%	8/31/28	166,259	165,116
	United States Treasury Note/Bond	4.625%	9/30/28	159,623	160,072
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	100,597
	United States Treasury Note/Bond	3.750%	12/31/28	165,803	160,493
	United States Treasury Note/Bond	4.000%	1/31/29	484,176	473,585
	United States Treasury Note/Bond	4.250%	2/28/29	487,995	482,658
[2]	United States Treasury Note/Bond	4.125%	3/31/29	166,346	163,539
	United States Treasury Note/Bond	4.625%	4/30/29	457,822	460,111
	United States Treasury Note/Bond	4.500%	5/31/29	117,992	118,010
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,167
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,409
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,082
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	10,867
	United States Treasury Note/Bond	4.000%	7/31/30	20,804	20,239
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,170
	United States Treasury Note/Bond	4.375%	11/30/30	16,550	16,423
[2]	United States Treasury Note/Bond	3.750%	12/31/30	19,022	18,214
[2]	United States Treasury Note/Bond	4.000%	2/15/34	416,317	400,315
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,220
	United States Treasury Note/Bond	2.000%	11/15/41	213,276	144,528
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,400
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	17,231
	United States Treasury Note/Bond	3.375%	8/15/42	152,654	127,514
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	100,597
	United States Treasury Note/Bond	3.875%	2/15/43	105,218	94,088
	United States Treasury Note/Bond	3.875%	5/15/43	178,026	158,888
	United States Treasury Note/Bond	4.375%	8/15/43	149,291	142,597
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	43,865
[2]	United States Treasury Note/Bond	4.500%	2/15/44	189,447	183,882
	United States Treasury Note/Bond	3.000%	8/15/52	109	81
	United States Treasury Note/Bond	4.000%	11/15/52	437	392
	United States Treasury Note/Bond	3.625%	2/15/53	32,421	27,153
	United States Treasury Note/Bond	3.625%	5/15/53	27,325	22,893
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	12,306
	United States Treasury Note/Bond	4.250%	2/15/54	206,443	193,669
	United States Treasury Note/Bond	4.625%	5/15/54	123,500	123,346
					7,620,605
Conventional Mortgage-Backed Securities (1.4%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	19,463	14,780
[3,4]	Fannie Mae Pool	3.000%	6/1/43	5,819	5,069
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	625	633
[3,4]	UMBS Pool	2.500%	9/1/27–4/1/38	22,055	19,483
[3,4,5]	UMBS Pool	3.000%	3/1/33–6/25/54	304,773	258,943
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	48	44
[3,4,5]	UMBS Pool	4.000%	3/1/53–6/25/54	81,842	74,299
[3,4,5]	UMBS Pool	5.000%	11/1/43–6/25/54	594,495	573,861
[3,4]	UMBS Pool	5.500%	3/1/53–2/1/54	453,083	446,282
[3,4,5]	UMBS Pool	6.000%	8/1/53–6/25/54	191,427	191,728
					1,585,122
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41	1,980	1,844
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	653	634
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	95	94
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	11,198	8,781
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	26,068	23,026
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	52,678	49,178
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	1,741	1,703
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,898	7,637
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	12,504	11,235

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,428	3,342
[3]	Ginnie Mae REMICS	2.500%	10/20/49	68,024	58,147
					165,621
Total U.S. Government and Agency Obligations (Cost $9,621,324)					9,371,348
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[3,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	2,007	1,766
[3,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	197	196
[3,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	1,705	1,677
[3,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	60,180	55,076
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	44,205
[3,6]	American Tower Trust #1	5.490%	3/15/28	66,310	66,591
[3,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	1,104	1,067
[3,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	2,834	2,747
[3,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	20,906	16,850
[3,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	6.331%	10/15/36	14,785	14,656
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	17,157	15,446
[3,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	4,842
[3,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	33,583
[3,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,530
[3,6]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/36	22,947	22,904
[3,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,568	13,091
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	11,789
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	20,019
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	47,500	47,970
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	21,565	21,439
[3,4,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	11.338%	10/25/28	1,586	1,668
[3,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	62,450	57,220
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	47,750	47,744
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	27,595
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	40,536
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,853	48,766
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,082
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,212
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,157
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	20,596	19,101
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	26,005	26,003
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,304
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	27,035	26,933
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	53,067	54,282
[3,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	58,230	57,717
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	26,405	26,264
[3,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	31,991	29,232
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	34,745	34,722
[3,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	7,007	6,377
[3,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	9,154	7,884
[3,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	7,286	6,587
[3,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,862	1,690
[3,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	125,560	111,146
[3,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,804
[3,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	18,255	17,661
[3,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	42,962
[3,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	22,619
[3,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	12,506	10,522
[3,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	8,583	8,154
[3,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	17,220
[3,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	30,396
[3,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	9,314	9,277
[3,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	22,880
[3,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	34,683
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	25,860	25,793
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	33,790	33,777
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	25,780	26,012
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,443,704)					1,375,426
Corporate Bonds (21.5%)
Communications (1.1%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,058
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,649

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.500%	6/1/41	30,000	22,900
	AT&T Inc.	4.300%	12/15/42	35,590	29,680
	AT&T Inc.	3.650%	6/1/51	8,341	5,876
	Charter Communications Operating LLC	3.500%	3/1/42	29,050	19,308
	Charter Communications Operating LLC	6.484%	10/23/45	33,777	31,135
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	6,621
	Comcast Corp.	3.400%	4/1/30	4,940	4,507
	Comcast Corp.	4.250%	1/15/33	42,890	39,829
	Comcast Corp.	4.200%	8/15/34	30,890	28,156
	Comcast Corp.	5.650%	6/15/35	4,725	4,815
	Comcast Corp.	4.400%	8/15/35	32,325	29,707
	Comcast Corp.	6.500%	11/15/35	945	1,025
	Comcast Corp.	3.250%	11/1/39	24,000	18,314
	Comcast Corp.	3.969%	11/1/47	15,577	12,126
	Comcast Corp.	4.000%	3/1/48	12,180	9,559
	Comcast Corp.	3.999%	11/1/49	23,162	17,940
	Comcast Corp.	2.887%	11/1/51	56,240	34,973
	Comcast Corp.	2.450%	8/15/52	13,355	7,466
	Comcast Corp.	4.049%	11/1/52	10,339	8,010
	Comcast Corp.	5.350%	5/15/53	48,000	45,738
	Comcast Corp.	2.937%	11/1/56	210,578	126,518
	Comcast Corp.	2.987%	11/1/63	91,251	53,255
[6]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,488
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	27,277
	Discovery Communications LLC	4.125%	5/15/29	14,172	13,069
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,594
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,056
	Discovery Communications LLC	4.000%	9/15/55	47,815	30,370
	Meta Platforms Inc.	4.950%	5/15/33	49,450	49,376
	Meta Platforms Inc.	5.600%	5/15/53	30,075	30,477
	Meta Platforms Inc.	5.750%	5/15/63	15,440	15,774
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,450
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	41,037
[6]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,494
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,010
	Orange SA	9.000%	3/1/31	20,280	24,263
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	10,817	10,748
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	17,018
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	18,328
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	33,149
	T-Mobile USA Inc.	3.875%	4/15/30	70,676	65,688
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,687
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,502
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,278
	Verizon Communications Inc.	4.329%	9/21/28	14,919	14,458
	Verizon Communications Inc.	2.355%	3/15/32	64,265	52,161
	Verizon Communications Inc.	4.812%	3/15/39	24,854	22,961
	Verizon Communications Inc.	2.875%	11/20/50	4,445	2,798
	Verizon Communications Inc.	2.987%	10/30/56	6,745	4,109
	Verizon Communications Inc.	3.000%	11/20/60	4,599	2,749
	Walt Disney Co.	2.650%	1/13/31	7,914	6,867
	Walt Disney Co.	3.500%	5/13/40	52,923	42,019
	Walt Disney Co.	4.750%	9/15/44	2,358	2,139
	Walt Disney Co.	4.750%	11/15/46	14,000	12,523
	Walt Disney Co.	2.750%	9/1/49	12,373	7,822
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,767	9,263
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,854	4,472
	Warnermedia Holdings Inc.	5.141%	3/15/52	9,709	7,661
					1,257,300
Consumer Discretionary (0.5%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	77,524
	Amazon.com Inc.	4.950%	12/5/44	22,605	21,920
	Amazon.com Inc.	3.950%	4/13/52	17,395	13,945
	Amazon.com Inc.	4.250%	8/22/57	37,717	31,368
[3]	American Honda Finance Corp.	2.000%	3/24/28	19,250	17,236
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	26,560
[3]	Brown University	2.924%	9/1/50	5,205	3,550
[3]	Duke University	2.832%	10/1/55	25,700	16,379
[3]	Georgetown University	4.315%	4/1/49	5,405	4,630

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgetown University	2.943%	4/1/50	9,430	6,256
	Georgetown University	5.115%	4/1/53	7,326	7,146
	Home Depot Inc.	3.900%	12/6/28	10,250	9,859
	Home Depot Inc.	3.250%	4/15/32	57,046	50,244
	Home Depot Inc.	3.300%	4/15/40	18,410	14,285
	Home Depot Inc.	4.400%	3/15/45	28,655	24,633
	Home Depot Inc.	4.250%	4/1/46	25,000	20,940
	Home Depot Inc.	4.500%	12/6/48	12,215	10,489
	Home Depot Inc.	3.125%	12/15/49	2,490	1,682
	Home Depot Inc.	2.375%	3/15/51	2,495	1,419
	Home Depot Inc.	2.750%	9/15/51	19,955	12,299
	Home Depot Inc.	3.625%	4/15/52	25,570	18,754
	Home Depot Inc.	4.950%	9/15/52	7,565	6,939
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	33,389
[3]	Johns Hopkins University	4.083%	7/1/53	7,805	6,545
[3]	Johns Hopkins University	2.813%	1/1/60	6,420	4,030
[3]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,258
	Leland Stanford Junior University	2.413%	6/1/50	2,441	1,500
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,245
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,162
	Lowe's Cos. Inc.	3.750%	4/1/32	7,464	6,748
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	15,848
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	852	590
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	2,100	1,239
[3]	McDonald's Corp.	4.875%	7/15/40	10,000	9,263
[3]	Northeastern University	2.894%	10/1/50	6,995	4,710
[3]	Northwestern University	2.640%	12/1/50	805	524
	President & Fellows of Harvard College	3.745%	11/15/52	450	358
	Thomas Jefferson University	3.847%	11/1/57	11,815	8,509
[3]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,283
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,862
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,430	3,820
[3]	University of Chicago	2.761%	4/1/45	5,825	4,363
	University of Southern California	4.976%	10/1/53	22,830	22,151
[3]	Yale University	2.402%	4/15/50	1,366	840
					578,294
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,385
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	45,550	43,025
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	42,046	38,651
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	15,884
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,675	6,691
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,163	38,530
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	30,567	30,597
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	30,829	27,089
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	10,861
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	10,562
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	29,491
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,550
	BAT Capital Corp.	7.079%	8/2/43	11,335	12,097
[6]	Cargill Inc.	6.875%	5/1/28	19,355	20,498
[6]	Cargill Inc.	4.760%	11/23/45	28,190	25,234
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	15,560
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	30,002	30,080
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	15,575	15,653
[3]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,207
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,754
	Conagra Brands Inc.	1.375%	11/1/27	4,341	3,798
[6]	Danone SA	2.947%	11/2/26	30,550	28,935
	Diageo Capital plc	2.375%	10/24/29	20,000	17,550
	Diageo Capital plc	2.000%	4/29/30	5,830	4,923
	Diageo Capital plc	2.125%	4/29/32	1,845	1,486
	Diageo Capital plc	5.625%	10/5/33	20,397	21,061
	Kenvue Inc.	5.000%	3/22/30	33,325	33,289
	Kenvue Inc.	5.100%	3/22/43	15,025	14,500
	Kenvue Inc.	5.050%	3/22/53	16,335	15,335
	Keurig Dr Pepper Inc.	5.050%	3/15/29	43,065	42,775
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	52,307
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,114

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.125%	11/17/27	39,385	39,302
	Philip Morris International Inc.	5.625%	11/17/29	39,305	40,013
	Philip Morris International Inc.	5.125%	2/15/30	107,792	106,988
	Philip Morris International Inc.	5.125%	2/13/31	28,130	27,696
	Philip Morris International Inc.	5.750%	11/17/32	50,815	51,836
	Philip Morris International Inc.	5.375%	2/15/33	83,714	83,020
	Philip Morris International Inc.	5.250%	2/13/34	72,635	71,113
	Philip Morris International Inc.	4.375%	11/15/41	3,744	3,150
	Philip Morris International Inc.	4.500%	3/20/42	3,294	2,818
	Philip Morris International Inc.	4.875%	11/15/43	8,949	7,960
	Philip Morris International Inc.	4.250%	11/10/44	2,590	2,102
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	5,645	5,645
					1,115,115
Energy (1.1%)
[6]	Aker BP ASA	3.750%	1/15/30	20,000	18,321
[6]	Aker BP ASA	6.000%	6/13/33	17,570	17,735
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,556
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	36,263
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,019
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	38,793
	BP Capital Markets America Inc.	5.227%	11/17/34	48,820	48,327
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,552
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,327
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	19,353
	BP Capital Markets America Inc.	3.001%	3/17/52	61,366	39,606
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,401
	Cheniere Energy Partners LP	5.950%	6/30/33	23,000	23,229
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,460
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,011
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	41,502
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	14,928	15,803
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	8,739
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,378
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,658
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	21,048
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,220	17,999
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,473
	Enbridge Inc.	6.700%	11/15/53	12,000	13,143
	Energy Transfer LP	5.250%	4/15/29	40,000	39,789
	Energy Transfer LP	6.550%	12/1/33	15,150	15,993
	Energy Transfer LP	5.550%	5/15/34	8,900	8,768
	Energy Transfer LP	5.350%	5/15/45	3,500	3,136
	Energy Transfer LP	5.300%	4/15/47	5,745	5,070
	Energy Transfer LP	5.400%	10/1/47	8,253	7,412
	Energy Transfer LP	5.000%	5/15/50	5,110	4,337
	Energy Transfer LP	5.950%	5/15/54	24,860	23,974
[6]	Eni SpA	5.950%	5/15/54	17,380	17,200
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	9,069
	Enterprise Products Operating LLC	3.700%	1/31/51	3,310	2,437
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	10,125
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,837
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	34,629
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	31,378
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,051
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	41,690	35,331
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	40,733	32,073
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	8,934
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,655
	MPLX LP	5.500%	6/1/34	32,310	31,606
	ONEOK Inc.	5.650%	11/1/28	10,995	11,119
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,587
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	14,400	14,228
	Shell International Finance BV	3.250%	5/11/25	11,051	10,840
	Shell International Finance BV	4.125%	5/11/35	43,465	39,750
	Shell International Finance BV	5.500%	3/25/40	12,990	13,138
	Shell International Finance BV	2.875%	11/26/41	15,000	10,755
	Shell International Finance BV	4.375%	5/11/45	96,700	83,159
	Shell International Finance BV	4.000%	5/10/46	10,000	8,054
	Shell International Finance BV	3.000%	11/26/51	52,435	34,149

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,239
	Targa Resources Corp.	6.150%	3/1/29	29,070	29,971
	TotalEnergies Capital SA	5.150%	4/5/34	20,005	19,953
	TotalEnergies Capital SA	5.488%	4/5/54	14,760	14,587
	TotalEnergies Capital SA	5.638%	4/5/64	22,020	21,896
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	46,822
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,685
					1,270,432
Financials (9.4%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	37,660	37,923
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	59,425	60,370
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,711
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,758
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,024
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,559
[6]	AIB Group plc	5.871%	3/28/35	16,510	16,393
	Allstate Corp.	5.250%	3/30/33	17,545	17,415
	Allstate Corp.	5.550%	5/9/35	6,611	6,676
	Allstate Corp.	3.850%	8/10/49	4,741	3,573
	American Express Co.	6.489%	10/30/31	10,570	11,254
	American Express Co.	5.043%	5/1/34	66,555	65,057
	American Express Co.	5.625%	7/28/34	6,675	6,642
	American Express Co.	5.915%	4/25/35	8,900	9,002
	American International Group Inc.	6.250%	5/1/36	7,775	8,176
	American International Group Inc.	4.800%	7/10/45	10,680	9,674
	American International Group Inc.	4.750%	4/1/48	21,995	19,660
	American International Group Inc.	4.375%	6/30/50	12,500	10,408
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,111
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,329
	Ameriprise Financial Inc.	5.150%	5/15/33	23,715	23,637
	Aon Corp.	2.850%	5/28/27	18,870	17,651
[6]	Athene Global Funding	1.985%	8/19/28	290	251
[6]	Athene Global Funding	2.717%	1/7/29	33,350	29,449
[6]	Athene Global Funding	5.583%	1/9/29	28,585	28,549
	Athene Holding Ltd.	6.250%	4/1/54	8,900	8,926
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	18,051
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,120
	Banco Santander SA	1.849%	3/25/26	14,000	13,099
	Banco Santander SA	2.749%	12/3/30	11,800	9,808
	Banco Santander SA	2.958%	3/25/31	10,000	8,517
[3]	Bank of America Corp.	3.500%	4/19/26	10,000	9,685
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	83,653
[3]	Bank of America Corp.	3.593%	7/21/28	47,950	45,483
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	8,126
[3]	Bank of America Corp.	4.271%	7/23/29	74,365	71,374
[3]	Bank of America Corp.	3.974%	2/7/30	120,185	113,263
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	31,827
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	43,603
	Bank of America Corp.	2.572%	10/20/32	17,275	14,250
[3]	Bank of America Corp.	5.015%	7/22/33	10,085	9,821
	Bank of America Corp.	5.872%	9/15/34	55,905	57,215
	Bank of America Corp.	3.846%	3/8/37	40,872	35,838
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	10,455
	Bank of America Corp.	3.311%	4/22/42	55,635	42,106
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	37,420
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	4,269
[3]	Bank of America Corp.	4.330%	3/15/50	66,970	56,013
	Bank of America Corp.	2.972%	7/21/52	65,950	43,031
	Bank of America NA	5.526%	8/18/26	72,681	73,094
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,491
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,604
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,129
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	13,865
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	39,750	38,601
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	7,565	7,430
	Bank of Nova Scotia	2.700%	8/3/26	63,160	59,727
	Bank of Nova Scotia	5.350%	12/7/26	58,000	57,961
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,461
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	31,468

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Barclays plc	2.852%	5/7/26	9,975	9,709
	Barclays plc	2.279%	11/24/27	14,930	13,759
	Barclays plc	2.667%	3/10/32	40,502	33,540
	Barclays plc	3.330%	11/24/42	37,170	26,863
	BlackRock Funding Inc.	5.250%	3/14/54	30,180	29,112
	BlackRock Inc.	2.100%	2/25/32	24,849	20,210
	BlackRock Inc.	4.750%	5/25/33	68,215	66,565
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	18,482
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	17,718
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	65,052
[6]	BNP Paribas SA	2.591%	1/20/28	25,560	23,681
[6]	BNP Paribas SA	5.335%	6/12/29	36,955	36,870
[6]	BNP Paribas SA	2.159%	9/15/29	27,497	23,921
[6]	BNP Paribas SA	2.871%	4/19/32	26,985	22,700
[6]	BNP Paribas SA	3.132%	1/20/33	1,580	1,333
[6]	BNP Paribas SA	5.894%	12/5/34	65,455	67,301
[6]	BPCE SA	5.150%	7/21/24	43,790	43,702
[6]	BPCE SA	2.045%	10/19/27	25,245	23,172
[6]	BPCE SA	3.500%	10/23/27	64,230	59,999
[6]	BPCE SA	5.281%	5/30/29	19,230	19,146
[6]	BPCE SA	2.700%	10/1/29	50,000	43,858
[6]	BPCE SA	6.714%	10/19/29	33,690	35,020
[6]	BPCE SA	7.003%	10/19/34	6,675	7,192
[6]	BPCE SA	5.936%	5/30/35	10,150	10,147
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	16,479
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	18,599
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,087
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	31,180
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,749
	Capital One Financial Corp.	6.312%	6/8/29	12,425	12,677
	Capital One Financial Corp.	5.700%	2/1/30	16,562	16,545
[3]	Capital One Financial Corp.	7.624%	10/30/31	25,349	27,719
	Capital One Financial Corp.	6.377%	6/8/34	61,220	62,715
	Capital One Financial Corp.	6.051%	2/1/35	7,399	7,429
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,655
	Charles Schwab Corp.	2.000%	3/20/28	27,375	24,460
	Charles Schwab Corp.	2.900%	3/3/32	50,765	43,127
	Charles Schwab Corp.	5.853%	5/19/34	13,908	14,125
	Charles Schwab Corp.	6.136%	8/24/34	21,620	22,369
	Chubb Corp.	6.000%	5/11/37	50,000	52,840
	Chubb INA Holdings LLC	4.350%	11/3/45	29,835	25,710
[3]	Citibank NA	5.570%	4/30/34	26,335	26,708
	Citigroup Inc.	1.462%	6/9/27	62,962	58,112
[3]	Citigroup Inc.	3.070%	2/24/28	65,000	61,165
	Citigroup Inc.	4.125%	7/25/28	14,550	13,904
[3]	Citigroup Inc.	3.520%	10/27/28	33,088	31,195
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	30,980
	Citigroup Inc.	2.904%	11/3/42	19,370	13,590
	Citizens Financial Group Inc.	5.841%	1/23/30	5,795	5,757
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,491
[5,6]	CNO Global Funding	5.875%	6/4/27	34,533	34,618
[6]	CNO Global Funding	2.650%	1/6/29	12,585	10,937
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	36,590
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	61,149
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,611
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	43,206
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	26,000
	Corebridge Financial Inc.	3.900%	4/5/32	32,577	29,090
[6]	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,185
	Corebridge Financial Inc.	5.750%	1/15/34	38,315	38,518
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,280
	Corebridge Financial Inc.	4.400%	4/5/52	34,623	27,420
[6]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,677
[6]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,665
[6]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,194
[6]	Credit Agricole SA	5.589%	7/5/26	40,520	40,697
[6]	Credit Agricole SA	6.316%	10/3/29	16,442	16,946
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	27,472
[6]	Danske Bank A/S	6.259%	9/22/26	35,035	35,269
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	50,700

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Danske Bank A/S	5.705%	3/1/30	15,805	15,812
	Deutsche Bank AG	6.720%	1/18/29	9,910	10,230
	Deutsche Bank AG	6.819%	11/20/29	32,875	34,151
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	40,643
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	41,136
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,926
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	24,440
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,331
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,003
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	24,835
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,585
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	36,013
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	62,039
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,336
	Fifth Third Bancorp	4.337%	4/25/33	37,730	34,331
[6]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	30,298
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	26,614
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	48,362
[6]	GA Global Funding Trust	5.500%	1/8/29	10,575	10,531
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,355
	Goldman Sachs Group Inc.	1.431%	3/9/27	60,000	55,803
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	89,280
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,091
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	22,473
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	64,924
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	21,396
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	24,668
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	73,565
	Goldman Sachs Group Inc.	2.383%	7/21/32	94,160	76,836
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,629
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,995	22,929
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	47,632
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,571
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	23,354
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,219
	HSBC Holdings plc	5.887%	8/14/27	45,153	45,444
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,963
	HSBC Holdings plc	5.597%	5/17/28	69,410	69,609
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,223
[3]	HSBC Holdings plc	4.583%	6/19/29	40,480	39,061
	HSBC Holdings plc	2.206%	8/17/29	53,960	47,234
[3]	HSBC Holdings plc	2.357%	8/18/31	54,320	45,053
	HSBC Holdings plc	2.804%	5/24/32	50,910	42,665
	HSBC Holdings plc	2.871%	11/22/32	52,995	44,123
	HSBC Holdings plc	6.500%	5/2/36	22,500	23,683
	HSBC Holdings plc	6.100%	1/14/42	38,220	40,837
	Huntington National Bank	4.552%	5/17/28	11,240	10,946
	ING Groep NV	3.950%	3/29/27	41,940	40,438
	ING Groep NV	1.726%	4/1/27	16,075	14,999
	ING Groep NV	5.335%	3/19/30	17,990	17,852
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,282
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	20,089
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	36,721
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,090
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	35,987
	Intercontinental Exchange Inc.	4.950%	6/15/52	82,275	75,349
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	18,426
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,513
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,638
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	37,190
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	62,610
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,871
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	49,276
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	28,379
	JPMorgan Chase & Co.	4.912%	7/25/33	37,288	36,120
	JPMorgan Chase & Co.	5.350%	6/1/34	104,600	103,866
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,591
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	98,193
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,037
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	37,234

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,440
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	14,014
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	136,257
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,509
[6]	KBC Group NV	5.796%	1/19/29	3,602	3,624
[6]	KBC Group NV	6.324%	9/21/34	28,255	29,184
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	13,684
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	24,924
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,046
[6]	Lseg US Fin Corp.	5.297%	3/28/34	8,475	8,410
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	52,781
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,910
[6]	LSEGA Financing plc	2.500%	4/6/31	50,408	42,326
	M&T Bank Corp.	7.413%	10/30/29	34,685	36,459
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	38,615
[6]	Macquarie Group Ltd.	2.871%	1/14/33	56,227	46,309
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,170
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	75,688
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	22,796
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	9,805
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	12,679
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,588
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	17,891
[6]	Met Tower Global Funding	5.250%	4/12/29	11,205	11,194
	MetLife Inc.	4.125%	8/13/42	15,565	12,895
	MetLife Inc.	4.875%	11/13/43	17,000	15,474
	MetLife Inc.	5.000%	7/15/52	15,634	14,309
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,689
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,714
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,996
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,722
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	44,049
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,234
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	31,608
[3]	Morgan Stanley	2.720%	7/22/25	53,860	53,620
[3]	Morgan Stanley	4.000%	7/23/25	29,455	28,982
[3]	Morgan Stanley	2.630%	2/18/26	61,765	60,413
[3]	Morgan Stanley	3.125%	7/27/26	11,435	10,924
[3]	Morgan Stanley	6.250%	8/9/26	20,000	20,373
	Morgan Stanley	3.625%	1/20/27	60,000	57,701
[3]	Morgan Stanley	3.772%	1/24/29	64,293	60,927
[3]	Morgan Stanley	2.699%	1/22/31	74,290	64,627
[3]	Morgan Stanley	1.928%	4/28/32	50,000	39,914
[3]	Morgan Stanley	2.239%	7/21/32	81,175	65,817
[3]	Morgan Stanley	2.511%	10/20/32	36,580	30,057
	Morgan Stanley	2.943%	1/21/33	31,555	26,591
	Morgan Stanley	6.627%	11/1/34	21,815	23,472
	Morgan Stanley	5.466%	1/18/35	19,775	19,637
	Morgan Stanley	2.484%	9/16/36	43,080	33,951
	Morgan Stanley	5.948%	1/19/38	25,160	24,980
	Morgan Stanley	4.300%	1/27/45	18,360	15,745
	Nasdaq Inc.	5.550%	2/15/34	25,445	25,411
	Nasdaq Inc.	3.950%	3/7/52	18,120	13,510
	Nasdaq Inc.	5.950%	8/15/53	31,115	31,565
	Nasdaq Inc.	6.100%	6/28/63	4,555	4,672
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	32,430
[6]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	51,462
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	61,945
[6]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	52,395
[6]	National Australia Bank Ltd.	3.347%	1/12/37	38,825	32,555
[6]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	52,093
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	36,390
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	31,623
	NatWest Group plc	1.642%	6/14/27	29,040	26,819
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	61,934
[6]	New York Life Global Funding	5.000%	1/9/34	39,770	38,921
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	56,789
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	6,836
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,062
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	60,224

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Northwestern Mutual Global Funding	5.160%	5/28/31	27,865	27,767
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	23,323
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,356
[6]	Nuveen LLC	5.550%	1/15/30	4,255	4,263
[6]	Nuveen LLC	5.850%	4/15/34	9,655	9,678
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	25,184
[6]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,081
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	51,327
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,125
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	45,805	46,349
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	41,755	42,018
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	38,074
[6]	Penske Truck Leasing Co. LP	5.350%	3/30/29	13,045	12,979
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,542
[3]	PNC Bank NA	3.100%	10/25/27	41,975	39,116
[3]	PNC Bank NA	3.250%	1/22/28	60,465	56,438
[6]	Pricoa Global Funding I	5.100%	5/30/28	33,975	33,830
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,767
	Progressive Corp.	4.950%	6/15/33	54,414	53,786
	Progressive Corp.	4.125%	4/15/47	9,955	8,201
[6]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,050
	Prudential Financial Inc.	3.905%	12/7/47	7,767	5,980
[6]	RGA Global Funding	2.700%	1/18/29	14,330	12,812
[6]	RGA Global Funding	5.448%	5/24/29	19,510	19,517
[6]	RGA Global Funding	5.500%	1/11/31	16,515	16,443
[3]	Royal Bank of Canada	5.000%	2/1/33	44,538	43,657
[6]	Standard Chartered plc	6.301%	1/9/29	32,130	32,758
	State Street Corp.	4.821%	1/26/34	14,655	14,093
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	57,313
[6]	Swedbank AB	6.136%	9/12/26	33,865	34,242
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	28,676
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	34,067
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,478
[3]	Truist Financial Corp.	3.700%	6/5/25	49,000	48,054
[3]	Truist Financial Corp.	4.873%	1/26/29	34,945	34,189
	UBS AG	1.250%	6/1/26	36,125	33,302
	UBS AG	7.500%	2/15/28	38,712	41,336
	UBS AG	5.650%	9/11/28	52,280	53,183
	UBS Group AG	3.750%	3/26/25	28,568	28,125
[6]	UBS Group AG	2.593%	9/11/25	17,585	17,423
[6]	UBS Group AG	1.305%	2/2/27	14,940	13,871
[6]	UBS Group AG	1.494%	8/10/27	40,005	36,539
[6]	UBS Group AG	3.869%	1/12/29	15,905	15,007
[6]	UBS Group AG	5.617%	9/13/30	20,930	20,953
[6]	UBS Group AG	2.095%	2/11/32	23,650	18,999
[6]	UBS Group AG	3.091%	5/14/32	68,085	58,034
[6]	UBS Group AG	2.746%	2/11/33	16,800	13,726
[6]	UBS Group AG	6.537%	8/12/33	18,290	19,242
[6]	UBS Group AG	9.016%	11/15/33	9,250	11,215
[6]	UBS Group AG	6.301%	9/22/34	47,870	49,955
[6]	UBS Group AG	3.179%	2/11/43	36,770	26,410
[6]	UniCredit SpA	1.982%	6/3/27	35,165	32,657
[6]	UniCredit SpA	3.127%	6/3/32	35,545	29,991
[3]	US Bancorp	2.677%	1/27/33	16,145	13,229
[3]	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,374
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,730
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	57,893
[3]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,539
	Wells Fargo & Co.	6.303%	10/23/29	35,415	36,624
[3]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,213
[3]	Wells Fargo & Co.	2.572%	2/11/31	83,408	71,748
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,871
[3]	Wells Fargo & Co.	4.897%	7/25/33	117,741	112,666
	Wells Fargo & Co.	5.389%	4/24/34	20,025	19,704
	Wells Fargo & Co.	5.606%	1/15/44	71,831	69,743
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,852
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	16,892
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	59,768
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	19,928
[3]	Wells Fargo & Co.	4.611%	4/25/53	84,025	71,700

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	97,080
					10,408,027
Health Care (2.1%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,517
	AbbVie Inc.	4.950%	3/15/31	33,475	33,220
	AbbVie Inc.	5.350%	3/15/44	18,173	17,874
	AbbVie Inc.	4.700%	5/14/45	19,411	17,507
	AbbVie Inc.	5.400%	3/15/54	42,891	42,282
[3]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,218
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,164
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,001
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,494
[6]	Alcon Finance Corp.	2.600%	5/27/30	5,665	4,886
[6]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,525
[6]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,500
[6]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,547
	Amgen Inc.	4.400%	5/1/45	4,734	3,990
	Amgen Inc.	4.200%	2/22/52	17,717	14,045
	Amgen Inc.	5.750%	3/2/63	13,585	13,356
[3]	Ascension Health	2.532%	11/15/29	22,515	19,819
[3]	Ascension Health	4.847%	11/15/53	23,970	22,258
	AstraZeneca plc	4.000%	1/17/29	44,555	42,810
	AstraZeneca plc	6.450%	9/15/37	23,385	25,890
	Banner Health	2.907%	1/1/42	29,965	21,508
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,543
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,388
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	19,658
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,663
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,291
	Bristol-Myers Squibb Co.	5.200%	2/22/34	49,570	49,231
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	49,071
	Bristol-Myers Squibb Co.	5.500%	2/22/44	11,320	11,192
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	4,889
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,457
	Bristol-Myers Squibb Co.	5.550%	2/22/54	8,900	8,769
	Bristol-Myers Squibb Co.	5.650%	2/22/64	60,351	58,951
[3]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	36,315
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,379
[3]	Cigna Group	3.250%	4/15/25	31,655	31,036
	Cigna Group	4.375%	10/15/28	18,600	17,973
	CommonSpirit Health	2.760%	10/1/24	24,060	23,811
	CommonSpirit Health	3.347%	10/1/29	36,655	33,478
	CommonSpirit Health	2.782%	10/1/30	21,827	18,766
	CommonSpirit Health	5.205%	12/1/31	40,770	40,000
[3]	CommonSpirit Health	4.350%	11/1/42	28,315	23,984
	CommonSpirit Health	3.910%	10/1/50	4,370	3,294
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,057
[6]	CSL Finance plc	4.250%	4/27/32	31,340	29,316
[6]	CSL Finance plc	4.750%	4/27/52	1,160	1,018
	CVS Health Corp.	1.750%	8/21/30	4,940	3,984
	CVS Health Corp.	4.875%	7/20/35	6,900	6,404
	Dignity Health	3.812%	11/1/24	20,780	20,456
	Elevance Health Inc.	3.650%	12/1/27	26,975	25,667
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,178
	Elevance Health Inc.	2.550%	3/15/31	35,565	30,052
	Elevance Health Inc.	5.500%	10/15/32	17,525	17,689
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,510
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,849
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,084
	Eli Lilly & Co.	4.950%	2/27/63	7,570	6,981
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	30,992
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	11,574
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,070
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	46,714
	HCA Inc.	5.450%	4/1/31	10,175	10,110
	HCA Inc.	6.000%	4/1/54	34,245	33,599
	Humana Inc.	5.750%	12/1/28	2,245	2,282
	Humana Inc.	5.375%	4/15/31	14,650	14,509
	Humana Inc.	5.950%	3/15/34	33,538	34,175

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.500%	3/15/53	13,071	12,152
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,038
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,007
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,139
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	26,942
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	13,275
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	24,349
[3]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,557
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	21,165
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	12,667
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,095
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	4,863
	Merck & Co. Inc.	3.400%	3/7/29	44,290	41,545
	Merck & Co. Inc.	4.150%	5/18/43	22,090	18,753
	Merck & Co. Inc.	4.000%	3/7/49	52,385	42,005
	Novartis Capital Corp.	4.400%	5/6/44	25,896	23,016
	OhioHealth Corp.	2.297%	11/15/31	26,665	22,000
	OhioHealth Corp.	2.834%	11/15/41	16,515	11,874
	Pfizer Inc.	3.450%	3/15/29	70,335	66,150
	Pfizer Inc.	1.700%	5/28/30	6,065	5,048
	Pfizer Inc.	4.100%	9/15/38	53,995	47,429
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	28,395	27,470
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,207	12,541
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	27,020	25,853
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,046
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,121
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,346
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,256
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	14,976
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,024
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	23,349
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,069
	Royalty Pharma plc	3.300%	9/2/40	5,158	3,735
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,399
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	33,565
[3]	Sutter Health	2.294%	8/15/30	9,670	8,248
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	22,428
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	13,344
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,864
	Toledo Hospital	5.750%	11/15/38	18,440	18,239
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,819
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,097
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,325
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,498
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,033
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,022
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,103
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	25,309
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	58,252
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,321
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,124
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,810
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	18,348
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,229
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	17,403
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	20,299
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	27,404
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,350
	UnitedHealth Group Inc.	5.875%	2/15/53	62,616	64,963
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,163
	Wyeth LLC	5.950%	4/1/37	25,000	26,230
					2,371,864
Industrials (0.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	14,437
[6]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	9,935
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,287
[6]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,459
[6]	Ashtead Capital Inc.	5.800%	4/15/34	19,960	19,838
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,730

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	BAE Systems plc	3.400%	4/15/30	7,335	6,608
[6]	BAE Systems plc	5.250%	3/26/31	6,175	6,122
	Boeing Co.	8.625%	11/15/31	9,460	10,724
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,273
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,070
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,181
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,549
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	13,820
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,261
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,211
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,095
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,404
	Carrier Global Corp.	5.900%	3/15/34	3,865	4,015
	Carrier Global Corp.	6.200%	3/15/54	13,229	14,186
	CSX Corp.	3.350%	9/15/49	5,535	3,877
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,520
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,836
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	16,733
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,600
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	11,660
	Deere & Co.	7.125%	3/3/31	17,500	19,778
	Eaton Corp.	4.700%	8/23/52	5,205	4,702
[6]	Element Fleet Management Corp.	5.643%	3/13/27	14,900	14,902
[6]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	8,914
[6]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	44,365
[6]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	22,352
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,718
[6]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	26,086
	Honeywell International Inc.	4.250%	1/15/29	26,905	26,232
	Honeywell International Inc.	4.875%	9/1/29	5,325	5,315
	Honeywell International Inc.	5.000%	2/15/33	70,573	70,458
	Honeywell International Inc.	4.500%	1/15/34	50,457	48,140
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,279
	John Deere Capital Corp.	4.500%	1/16/29	27,660	27,123
[3]	John Deere Capital Corp.	5.150%	9/8/33	38,120	38,203
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,418
	Lockheed Martin Corp.	5.250%	1/15/33	38,987	39,475
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,462
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	12,980
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	20,185
	Republic Services Inc.	4.875%	4/1/29	3,595	3,553
	RTX Corp.	4.125%	11/16/28	16,675	15,976
	RTX Corp.	4.450%	11/16/38	9,325	8,215
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,102
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	27,644
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	27,942
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	26,779
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	25,483
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,735
	Union Pacific Corp.	2.800%	2/14/32	357	306
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,587
	Union Pacific Corp.	3.250%	2/5/50	1,409	981
	Union Pacific Corp.	3.799%	10/1/51	24,211	18,505
	Union Pacific Corp.	3.500%	2/14/53	61,297	43,979
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,470
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	3,810	3,699
					964,474
Materials (0.1%)
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,684
[6]	Glencore Funding LLC	5.371%	4/4/29	26,080	25,923
[6]	Glencore Funding LLC	6.375%	10/6/30	36,446	37,929
[6]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,009
[6]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,557
[6]	Glencore Funding LLC	6.500%	10/6/33	15,265	15,944
[6]	Glencore Funding LLC	5.634%	4/4/34	7,565	7,437
[6]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,690
[6]	Glencore Funding LLC	3.375%	9/23/51	3,136	2,066
[6]	Glencore Funding LLC	5.893%	4/4/54	11,570	11,255
					113,494

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (0.6%)
	American Tower Corp.	4.400%	2/15/26	7,315	7,181
	American Tower Corp.	3.800%	8/15/29	49,267	45,579
	American Tower Corp.	5.900%	11/15/33	8,253	8,434
	American Tower Corp.	5.450%	2/15/34	7,565	7,472
	Crown Castle Inc.	2.250%	1/15/31	6,675	5,467
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,517
	CubeSmart LP	2.250%	12/15/28	12,135	10,628
	CubeSmart LP	2.500%	2/15/32	7,767	6,287
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,188
	Extra Space Storage LP	5.900%	1/15/31	29,934	30,458
	Healthpeak OP LLC	2.125%	12/1/28	30,395	26,678
	Healthpeak OP LLC	3.000%	1/15/30	31,475	27,781
	NNN REIT Inc.	5.500%	6/15/34	32,036	31,611
	Prologis LP	5.250%	6/15/53	16,062	15,145
	Public Storage Operating Co.	5.125%	1/15/29	6,100	6,128
	Public Storage Operating Co.	5.100%	8/1/33	6,160	6,073
	Public Storage Operating Co.	5.350%	8/1/53	10,525	10,145
	Realty Income Corp.	2.200%	6/15/28	24,400	21,649
	Realty Income Corp.	4.700%	12/15/28	27,200	26,540
	Realty Income Corp.	3.250%	1/15/31	12,940	11,417
	Realty Income Corp.	2.850%	12/15/32	25,860	21,249
	Realty Income Corp.	4.900%	7/15/33	26,434	25,199
	Realty Income Corp.	5.125%	2/15/34	30,285	29,308
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	24,574
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	8,383
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	31,588
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	48,418
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	41,768
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,094
	Simon Property Group LP	3.375%	10/1/24	10,055	9,974
	Simon Property Group LP	2.450%	9/13/29	19,865	17,315
	VICI Properties LP	6.125%	4/1/54	29,822	28,624
					626,872
Technology (1.7%)
	Apple Inc.	3.250%	2/23/26	37,631	36,532
	Apple Inc.	2.450%	8/4/26	11,867	11,246
	Apple Inc.	3.350%	2/9/27	55,925	53,830
	Apple Inc.	3.200%	5/11/27	39,185	37,494
	Apple Inc.	2.900%	9/12/27	55,355	52,138
	Apple Inc.	3.850%	5/4/43	48,000	40,185
	Apple Inc.	4.450%	5/6/44	5,075	4,664
	Apple Inc.	3.850%	8/4/46	36,890	29,979
	Apple Inc.	2.650%	5/11/50	24,045	15,204
	Apple Inc.	2.650%	2/8/51	27,145	17,061
	Apple Inc.	3.950%	8/8/52	18,231	14,687
	Broadcom Corp.	3.875%	1/15/27	11,385	10,989
	Broadcom Inc.	4.110%	9/15/28	37,859	36,278
	Broadcom Inc.	4.150%	11/15/30	24,480	22,946
[6]	Broadcom Inc.	2.600%	2/15/33	31,355	25,107
[6]	Broadcom Inc.	3.187%	11/15/36	17,097	13,404
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,857
	Cisco Systems Inc.	4.950%	2/26/31	55,815	55,498
	Cisco Systems Inc.	5.050%	2/26/34	49,855	49,528
	Cisco Systems Inc.	5.300%	2/26/54	23,240	22,791
[6]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,333
[6]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,412
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	18,710	18,967
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	21,265	21,693
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	60,292	61,593
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	47,413	48,710
	Intel Corp.	2.000%	8/12/31	3,635	2,937
	Intel Corp.	4.000%	12/15/32	4,750	4,338
	Intel Corp.	5.625%	2/10/43	38,241	38,011
	Intel Corp.	4.100%	5/19/46	45,545	36,605
	Intel Corp.	4.100%	5/11/47	21,904	17,470
	Intel Corp.	3.734%	12/8/47	8,096	5,975
	Intel Corp.	3.250%	11/15/49	19,400	12,898
	Intel Corp.	3.050%	8/12/51	19,202	12,106

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.900%	8/5/52	75,206	66,153
	Intel Corp.	5.700%	2/10/53	60,874	59,553
	Intel Corp.	5.600%	2/21/54	36,667	35,395
	Intel Corp.	5.900%	2/10/63	10,935	10,875
	International Business Machines Corp.	3.300%	5/15/26	155,985	150,513
	International Business Machines Corp.	3.500%	5/15/29	99,238	92,341
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,181
	Intuit Inc.	5.200%	9/15/33	48,900	48,815
	Intuit Inc.	5.500%	9/15/53	39,159	39,052
	KLA Corp.	4.950%	7/15/52	20,110	18,645
	Microsoft Corp.	3.125%	11/3/25	17,700	17,230
	Microsoft Corp.	3.450%	8/8/36	31,097	26,936
	Microsoft Corp.	2.525%	6/1/50	122,844	77,094
[6]	Microsoft Corp.	2.500%	9/15/50	16,363	10,136
	Microsoft Corp.	2.921%	3/17/52	119,367	80,405
	Oracle Corp.	1.650%	3/25/26	17,300	16,186
	Oracle Corp.	3.250%	11/15/27	48,711	45,744
	Oracle Corp.	4.500%	7/8/44	33,877	28,254
	Oracle Corp.	4.125%	5/15/45	25,243	19,816
	QUALCOMM Inc.	2.150%	5/20/30	29,475	25,285
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,352
	S&P Global Inc.	2.700%	3/1/29	3,693	3,327
	S&P Global Inc.	3.700%	3/1/52	41,670	31,466
[6]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,315
					1,829,535
Utilities (3.0%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	3,811
[3]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,187
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	7,658
	Alabama Power Co.	5.700%	2/15/33	15,000	15,206
	Alabama Power Co.	6.000%	3/1/39	21,773	22,485
	Alabama Power Co.	3.750%	3/1/45	24,430	18,871
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	22,969
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,206
	Ameren Illinois Co.	6.125%	12/15/28	54,000	54,141
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,820
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,332
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,055
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,087
	American Water Capital Corp.	4.200%	9/1/48	30,403	24,777
	American Water Capital Corp.	4.150%	6/1/49	850	683
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,609
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,366
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,167
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,486
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,045
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,082
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	42,980
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	852
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,075
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	12,394
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	59,082	48,884
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	4,985
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,295
[6]	Boston Gas Co.	3.757%	3/16/32	4,225	3,665
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,571
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	27,737	20,845
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,148
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	35,844
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,707
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,019
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	7,911
[3]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	25,189
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,351
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,745
[3]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,534
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	10,721
[3]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,798
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,193

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,100
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,228
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,318
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	18,427
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	13,746
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	72,625	61,591
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	26,331
	Consumers Energy Co.	4.200%	9/1/52	19,310	15,685
[3]	Dominion Energy Inc.	3.375%	4/1/30	9,033	8,115
	Dominion Energy Inc.	5.375%	11/15/32	21,037	20,795
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,570
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	22,708
[3]	Dominion Energy Inc.	4.850%	8/15/52	39,828	34,212
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,289
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,145
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,434
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	45,612
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,866
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,320
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	26,491
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,703
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,521
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,157
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	12,548
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	49,922
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,099
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,065
	Duke Energy Corp.	3.300%	6/15/41	36,305	26,441
	Duke Energy Corp.	4.800%	12/15/45	44,700	38,467
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,314
	Duke Energy Corp.	4.200%	6/15/49	25,820	19,975
	Duke Energy Corp.	3.500%	6/15/51	34,035	23,071
	Duke Energy Corp.	5.000%	8/15/52	24,460	21,379
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,478
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	28,819
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	11,540
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	13,925
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	15,575
	Duke Energy Progress LLC	4.100%	3/15/43	615	501
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	32,713
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,424
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,521
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,185
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	27,811
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,329
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	7,952
	Edison International	5.250%	11/15/28	22,192	21,965
	Emera US Finance LP	3.550%	6/15/26	25,624	24,512
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,033
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,345
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,797
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,720
[3]	Eversource Energy	2.900%	10/1/24	17,450	17,270
[3]	Eversource Energy	3.300%	1/15/28	14,410	13,365
	Eversource Energy	5.450%	3/1/28	24,675	24,685
	Eversource Energy	3.375%	3/1/32	5,495	4,696
	Eversource Energy	5.125%	5/15/33	11,655	11,168
	Exelon Corp.	3.350%	3/15/32	18,315	15,973
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	910	900
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,910	1,904
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,572	6,288
	Florida Power & Light Co.	5.650%	2/1/35	50,000	51,017
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,718
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,065
	Florida Power & Light Co.	5.950%	2/1/38	21,188	22,178
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,073
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,406
	Florida Power & Light Co.	5.300%	4/1/53	17,250	16,650
	Fortis Inc.	3.055%	10/4/26	28,565	27,022
	Georgia Power Co.	4.700%	5/15/32	21,575	20,808

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.950%	5/17/33	20,085	19,536
	Georgia Power Co.	5.250%	3/15/34	15,025	14,924
	Georgia Power Co.	5.400%	6/1/40	6,665	6,352
[3]	Georgia Power Co.	4.750%	9/1/40	34,703	31,210
	Georgia Power Co.	4.300%	3/15/42	9,934	8,494
	Georgia Power Co.	5.125%	5/15/52	24,430	22,668
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	11,860
[6]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,393
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,712
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,329
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	885
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,508
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,404
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	25,303
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,029
[3]	Mississippi Power Co.	4.250%	3/15/42	7,024	5,803
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,250
[3]	Nevada Power Co.	3.125%	8/1/50	15,345	9,789
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,729
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,955	13,979
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,774
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	24,148
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,097
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	34,020
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,187
	NiSource Inc.	5.250%	3/30/28	19,368	19,320
	NiSource Inc.	5.250%	2/15/43	14,588	13,484
	NiSource Inc.	4.800%	2/15/44	12,750	11,105
	NiSource Inc.	5.000%	6/15/52	19,985	17,754
	Northern States Power Co.	2.250%	4/1/31	4,940	4,122
	Northern States Power Co.	6.250%	6/1/36	50,000	53,329
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	31,994	32,316
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	5,957
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,474
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,604
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,303
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,095
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,104
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	18,418
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	37,988
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,531
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	13,843
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	22,333
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,439
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	19,944
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,130	18,826
	Pacific Gas & Electric Co.	6.950%	3/15/34	30,080	32,438
	Pacific Gas & Electric Co.	5.800%	5/15/34	7,565	7,546
	Pacific Gas & Electric Co.	4.500%	7/1/40	45,731	37,927
	Pacific Gas & Electric Co.	3.950%	12/1/47	14,559	10,524
	Pacific Gas & Electric Co.	6.750%	1/15/53	13,479	14,250
	Pacific Gas & Electric Co.	6.700%	4/1/53	28,364	29,883
	PECO Energy Co.	2.850%	9/15/51	8,000	4,967
	PECO Energy Co.	4.600%	5/15/52	12,845	11,092
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,930
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	11,935
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,150	10,584
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	24,629
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	22,339
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,001
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,309
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,449
	Public Service Enterprise Group Inc.	5.200%	4/1/29	17,595	17,477
	Public Service Enterprise Group Inc.	5.450%	4/1/34	11,295	11,153
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,656
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,006
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,045
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,762
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	460
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	21,168

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	37,550
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	7,394	6,310
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,653
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,216
	Sempra	3.250%	6/15/27	80,765	75,960
	Sempra	3.700%	4/1/29	2,295	2,137
	Sempra	6.000%	10/15/39	14,800	14,957
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,467
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,246
	Southern California Edison Co.	5.150%	6/1/29	32,950	32,832
	Southern California Edison Co.	5.450%	6/1/31	11,460	11,498
	Southern California Edison Co.	5.950%	11/1/32	30,370	31,357
	Southern California Edison Co.	6.000%	1/15/34	7,695	7,944
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	49,648
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	40,471
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,016
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,807
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,010
[3]	Southern California Edison Co.	4.125%	3/1/48	11,495	8,977
[3]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,593
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,854
	Southern California Edison Co.	5.700%	3/1/53	6,815	6,658
	Southern California Edison Co.	5.875%	12/1/53	7,292	7,286
	Southern California Edison Co.	5.750%	4/15/54	8,485	8,352
	Southern California Gas Co.	6.350%	11/15/52	17,580	18,927
	Southern Co.	3.250%	7/1/26	30,885	29,650
	Southern Co.	4.400%	7/1/46	41,137	34,509
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	6,820
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,282
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,143
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,644
	Tampa Electric Co.	4.900%	3/1/29	8,065	7,975
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	37,917
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	17,880
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	16,905
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,571
	Union Electric Co.	4.000%	4/1/48	14,316	11,074
	Union Electric Co.	3.900%	4/1/52	8,575	6,588
	Union Electric Co.	5.450%	3/15/53	8,045	7,726
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,339
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,783
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,792
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	45,719
					3,362,970
Total Corporate Bonds (Cost $26,226,132)					23,898,377
Sovereign Bonds (0.6%)
[3,6]	Bermuda	2.375%	8/20/30	18,130	15,136
[3,6]	Bermuda	3.375%	8/20/50	6,835	4,544
[3,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	13,898
	Equinor ASA	2.875%	4/6/25	4,775	4,678
	Equinor ASA	3.125%	4/6/30	53,605	48,702
[3,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	33,812
[3,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	34,912
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	53,094	51,201
[3,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,965
[3,6]	NBN Co. Ltd.	2.625%	5/5/31	37,954	32,213
[3,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	63,733
[6]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,494
[3,6]	Qatar Energy	2.250%	7/12/31	31,765	26,297
[3,6]	Qatar Energy	3.125%	7/12/41	23,200	17,037
[3]	Republic of Chile	2.550%	7/27/33	36,780	29,580
[3]	Republic of Chile	3.500%	1/31/34	20,300	17,507
	Republic of Chile	3.500%	4/15/53	20,175	14,157
[3,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	26,623
	State of Israel	5.375%	3/12/29	36,740	36,089
	State of Israel	5.500%	3/12/34	17,400	16,652
	State of Israel	5.750%	3/12/54	58,355	52,793
[3,6]	State of Qatar	4.400%	4/16/50	14,035	12,030

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	UAE International Government Bond	4.951%	7/7/52	13,725	12,675
[3]	United Mexican States	6.338%	5/4/53	27,000	25,803
[3]	United Mexican States	6.400%	5/7/54	35,375	34,111
Total Sovereign Bonds (Cost $744,888)					665,642
Taxable Municipal Bonds (1.5%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,791
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	19,615	21,890
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,112
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	30,658
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,394
	California GO	7.550%	4/1/39	12,375	14,784
	California GO	7.350%	11/1/39	56,970	65,840
	California GO	5.875%	10/1/41	29,515	30,742
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	3,996
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	7,893
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,183
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	31,976	35,339
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	54,604	60,213
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,356
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,815
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,460
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,220
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,955	9,654
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,627
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,060
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	68,128	76,558
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,031
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,536
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	9,015	8,309
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,544
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	20,558
	Houston TX GO	6.290%	3/1/32	12,560	13,314
	Illinois GO	5.100%	6/1/33	205,260	201,159
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	30,501
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	11,150	10,885
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,379
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,363
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,302
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	51,202
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	20,089
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	23,637
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	22,459
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,499
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	15,447
	Massachusetts SO Revenue	4.110%	7/15/31	13,017	12,650
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	18,963
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,750
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	35,295
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,395	1,404
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	29,691
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	12,729
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	16,732
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/49	2,425	2,167
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	10,715
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	12,431
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	26,535
[8]	Oregon School Boards Association GO	5.528%	6/30/28	42,908	43,024
[9]	Oregon State University General Revenue	3.424%	3/1/60	28,000	19,844
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	70,958
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,604
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	41
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	33,440
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	38,456
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	20,318
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,368
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,677
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,467
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	27,631

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	13,222	13,200
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	20,070	19,904
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,290
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,317
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	16,544
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,292
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	41,017
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	17,420
	University of California Revenue	1.316%	5/15/27	13,075	11,760
	University of California Revenue	1.614%	5/15/30	16,140	13,433
	University of California Revenue	3.931%	5/15/45	22,370	20,252
	University of Michigan Revenue	2.562%	4/1/50	32,056	20,244
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,624
	University of Minnesota Revenue	4.048%	4/1/52	27,160	22,958
Total Taxable Municipal Bonds (Cost $1,782,181)					1,615,944
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (0.1%)
[11,12]	Vanguard Market Liquidity Fund	5.397%		1,009,605	100,950
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.8%)
	Bank of America Securities, LLC (Dated 5/31/24, Repurchase Value $55,925,000, collateralized by Fannie Mae 2.500%–6.500%, 5/1/26–2/1/54, Freddie Mac 2.000%–6.044%, 1/1/30–3/1/53, and Ginnie Mae 6.000%, 6/20/39, with a value of $57,018,000)	5.340%	6/3/24	55,900	55,900
	Citigroup Global Markets Inc. (Dated 5/31/24, Repurchase Value $75,533,000, collateralized by U.S. Treasury Note/Bond 0.375%, 12/31/25, with a value of $77,010,000)	5.320%	6/3/24	75,500	75,500
	Credit Agricole Securities (USA) Inc. (Dated 5/31/24, Repurchase Value $205,091,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.625%, 1/31/25–4/30/31, with a value of $209,100,000)	5.320%	6/3/24	205,000	205,000
	Deutsche Bank Securities, Inc. (Dated 5/31/24, Repurchase Value $204,691,000, collateralized by U.S. Treasury Note/Bond 3.125%–4.000%, 6/30/28–11/15/28, with a value of $208,692,000)	5.320%	6/3/24	204,600	204,600
	HSBC Bank USA (Dated 5/31/24, Repurchase Value $181,881,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%–1.750%, 1/15/27–1/15/34, with a value of $185,436,000)	5.320%	6/3/24	181,800	181,800
	HSBC Bank USA (Dated 5/31/24, Repurchase Value $258,115,000, collateralized by Fannie Mae 1.500%–6.500%, 2/1/33–6/1/54, with a value of $263,160,000)	5.330%	6/3/24	258,000	258,000
	JP Morgan Securities LLC (Dated 5/31/24, Repurchase Value $29,513,000, collateralized by U.S. Treasury Note/Bond 4.500%, 7/15/26, with a value of $30,090,000)	5.320%	6/3/24	29,500	29,500
	Nomura International plc (Dated 5/31/24, Repurchase Value $134,259,000, collateralized by U.S. Treasury Note/Bond 4.250%–4.750%, 5/15/39–11/15/53, with a value of $137,021,000)	5.320%	6/3/24	134,200	134,200
	RBC Capital Markets LLC (Dated 5/31/24, Repurchase Value $180,880,000, collateralized by U.S. Treasury Bill 0.000%, 7/16/24–10/17/24, and U.S. Treasury Note/Bond 4.500%, 5/15/27, with a value of $184,416,000)	5.330%	6/3/24	180,800	180,800
	Societe Generale (Dated 5/31/24, Repurchase Value $254,913,000, collateralized by U.S. Treasury Note/Bond 4.625%, 4/30/31, with a value of $259,896,000)	5.320%	6/3/24	254,800	254,800
	TD Securities (USA) LLC (Dated 5/31/24, Repurchase Value $205,091,000, collateralized by Freddie Mac 2.500%–6.000%, 10/1/51–1/1/53, with a value of $209,100,000)	5.330%	6/3/24	205,000	205,000

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co. (Dated 5/31/24, Repurchase Value $222,099,000, collateralized by Freddie Mac 1.500%–7.000%, 6/1/25–5/1/54, with a value of $226,440,000)	5.330%	6/3/24	222,000	222,000
				2,007,100
Total Temporary Cash Investments (Cost $2,108,041)				2,108,050
Total Investments (99.6%) (Cost $85,563,163)				110,588,532
Other Assets and Liabilities—Net (0.4%)				451,437
Net Assets (100%)				111,039,969
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,623,000.
2	Securities with a value of $3,539,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $7,051,634,000, representing 6.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $100,797,000 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $85,462,222)	110,487,582
Affiliated Issuers (Cost $100,941)	100,950
Total Investments in Securities	110,588,532
Investment in Vanguard	3,298
Cash	176
Foreign Currency, at Value (Cost $1,307)	1,276
Receivables for Investment Securities Sold	1,314,265
Receivables for Accrued Income	546,411
Receivables for Capital Shares Issued	20,858
Total Assets	112,474,816
Liabilities
Payables for Investment Securities Purchased	1,273,828
Collateral for Securities on Loan	100,797
Payables for Capital Shares Redeemed	35,401
Payables to Investment Advisor	18,348
Payables to Vanguard	6,473
Total Liabilities	1,434,847
Net Assets	111,039,969
1 Includes $99,623,000 of securities on loan.
At May 31, 2024, net assets consisted of:

Paid-in Capital	80,300,341
Total Distributable Earnings (Loss)	30,739,628
Net Assets	111,039,969

Investor Shares—Net Assets
Applicable to 300,133,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,084,323
Net Asset Value Per Share—Investor Shares	$43.59

Admiral Shares—Net Assets
Applicable to 1,301,167,244 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,955,646
Net Asset Value Per Share—Admiral Shares	$75.28
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Dividends[1]	539,839
Interest[2]	809,943
Securities Lending—Net	12
Total Income	1,349,794
Expenses
Investment Advisory Fees—Note B
Basic Fee	41,844
Performance Adjustment	(4,292)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,394
Management and Administrative—Admiral Shares	45,908
Marketing and Distribution—Investor Shares	338
Marketing and Distribution—Admiral Shares	1,590
Custodian Fees	87
Shareholders’ Reports—Investor Shares	178
Shareholders’ Reports—Admiral Shares	188
Trustees’ Fees and Expenses	40
Other Expenses	8
Total Expenses	97,283
Expenses Paid Indirectly	(110)
Net Expenses	97,173
Net Investment Income	1,252,621
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,289,019
Futures Contracts	(2,047)
Foreign Currencies	794
Realized Net Gain (Loss)	5,287,766
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,813,497
Futures Contracts	(1,815)
Foreign Currencies	(1,942)
Change in Unrealized Appreciation (Depreciation)	3,809,740
Net Increase (Decrease) in Net Assets Resulting from Operations	10,350,127
1	Dividends are net of foreign withholding taxes of $7,022,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $5,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,252,621	2,439,201
Realized Net Gain (Loss)	5,287,766	4,185,463
Change in Unrealized Appreciation (Depreciation)	3,809,740	346,591
Net Increase (Decrease) in Net Assets Resulting from Operations	10,350,127	6,971,255
Distributions
Investor Shares	(629,689)	(992,127)
Admiral Shares	(4,552,356)	(7,162,238)
Total Distributions	(5,182,045)	(8,154,365)
Capital Share Transactions
Investor Shares	(377,674)	(110,436)
Admiral Shares	1,506,068	(552,828)
Net Increase (Decrease) from Capital Share Transactions	1,128,394	(663,264)
Total Increase (Decrease)	6,296,476	(1,846,374)
Net Assets
Beginning of Period	104,743,493	106,589,867
End of Period	111,039,969	104,743,493
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.61	$42.19	$50.15	$46.10	$43.72	$41.86
Investment Operations
Net Investment Income[1]	.472	.917	.857	.811	.966	1.098
Net Realized and Unrealized Gain (Loss) on Investments	3.554	1.704	(4.681)	6.638	3.345	4.269
Total from Investment Operations	4.026	2.621	(3.824)	7.449	4.311	5.367
Distributions
Dividends from Net Investment Income	(.495)	(.921)	(.828)	(.818)	(1.004)	(1.099)
Distributions from Realized Capital Gains	(1.551)	(2.280)	(3.308)	(2.581)	(.927)	(2.408)
Total Distributions	(2.046)	(3.201)	(4.136)	(3.399)	(1.931)	(3.507)
Net Asset Value, End of Period	$43.59	$41.61	$42.19	$50.15	$46.10	$43.72
Total Return[2]	10.01%	6.94%	-8.43%	17.16%	10.41%	14.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,084	$12,831	$13,097	$15,469	$15,635	$17,209
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.26%[5]	0.25%[5]	0.24%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.29%	1.98%	1.70%	2.28%	2.70%
Portfolio Turnover Rate[6]	31%	39%	41%	35%	51%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.02%), (0.02%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26% and 0.25%, respectively.
6	Includes 0%, 1%, 8%, 2%, 3%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$71.86	$72.86	$86.61	$79.62	$75.51	$72.29
Investment Operations
Net Investment Income[1]	.845	1.638	1.540	1.464	1.720	1.954
Net Realized and Unrealized Gain (Loss) on Investments	6.136	2.945	(8.083)	11.461	5.784	7.379
Total from Investment Operations	6.981	4.583	(6.543)	12.925	7.504	9.333
Distributions
Dividends from Net Investment Income	(.883)	(1.646)	(1.493)	(1.477)	(1.794)	(1.955)
Distributions from Realized Capital Gains	(2.678)	(3.937)	(5.714)	(4.458)	(1.600)	(4.158)
Total Distributions	(3.561)	(5.583)	(7.207)	(5.935)	(3.394)	(6.113)
Net Asset Value, End of Period	$75.28	$71.86	$72.86	$86.61	$79.62	$75.51
Total Return[2]	10.06%	7.03%	-8.36%	17.25%	10.50%	14.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,956	$91,912	$93,492	$108,386	$96,009	$93,469
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.18%[5]	0.17%[5]	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.37%	2.06%	1.77%	2.35%	2.78%
Portfolio Turnover Rate[6]	31%	39%	41%	35%	51%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.02%), (0.02%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.17%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18% and 0.17%, respectively.
6	Includes 0%, 1%, 8%, 2%, 3%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial

Wellington Fund
strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2024.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.

Wellington Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $4,292,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,298,000, representing less than 0.01% of the fund’s net assets and 1.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2024, these arrangements reduced the fund’s expenses by $110,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	66,918,410	4,635,335	—	71,553,745
U.S. Government and Agency Obligations	—	9,371,348	—	9,371,348
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,375,426	—	1,375,426
Corporate Bonds	—	23,898,377	—	23,898,377
Sovereign Bonds	—	665,642	—	665,642
Taxable Municipal Bonds	—	1,615,944	—	1,615,944
Temporary Cash Investments	100,950	2,007,100	—	2,108,050
Total	67,019,360	43,569,172	—	110,588,532
F.  As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	85,586,177
Gross Unrealized Appreciation	29,217,744
Gross Unrealized Depreciation	(4,215,389)
Net Unrealized Appreciation (Depreciation)	25,002,355
G.  During the six months ended May 31, 2024, the fund purchased $21,469,719,000 of investment securities and sold $25,982,373,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,123,566,000 and $10,589,723,000, respectively.

Wellington Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	545,576	12,917	1,206,571	29,910
Issued in Lieu of Cash Distributions	599,749	14,630	948,779	24,646
Redeemed	(1,522,999)	(35,753)	(2,265,786)	(56,621)
Net Increase (Decrease)—Investor Shares	(377,674)	(8,206)	(110,436)	(2,065)
Admiral Shares
Issued	2,664,871	36,351	4,339,920	62,780
Issued in Lieu of Cash Distributions	4,208,617	59,455	6,614,009	99,497
Redeemed	(5,367,420)	(73,673)	(11,506,757)	(166,348)
Net Increase (Decrease)—Admiral Shares	1,506,068	22,133	(552,828)	(4,071)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q212 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.